Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2006	May 22, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Mar. 31, 2007	Dec. 31, 2006
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15,000,000							$ 20,000,000
Increase in available amount under loan agreement								5,000,000
Facility and other fees	215,000
Exit fee, percentage of aggregate principal amount				2.00%
Amortization expense				0	3,000	38,000
Shares called by warrants issued	76,335								1,500
Exercise price of warrants	13.10								13.10
Volatility rate	71.00%	79.00%	70.00%	82.00%	85.00%	78.00%
Dividend yield	0.00%
Contractual life	10 years
Fair value of warrants issued	794,000			683,000	766,000				3,000
Interest expense related to warrants				0	4,000	76,000
Cash, cash equivalents and investments				137,400,000			235,200,000
Minimum
Debt Instrument [Line Items]
Interest rate	4.50%	0.11%	0.33%	0.30%	0.40%	1.50%
Contractual life		1 year 8 months 12 days	2 years 7 months 6 days	2 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days
Minimum | Comerica
Debt Instrument [Line Items]
Cash, cash equivalents and investments	$ 6,000,000
Maximum
Debt Instrument [Line Items]
Interest rate	4.64%	0.91%	0.72%	0.60%	0.90%	2.40%
Contractual life		3 years 9 months 18 days	4 years 8 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days